Components of Income from Continuing Operations Before Income Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes	¥ 22,139	¥ 24,084	¥ 21,075	¥ 17,366	¥ 84,664	¥ 13,398	¥ 70,856
The Company and domestic subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes					25,463	(7,473)	46,181
Foreign Subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes					¥ 59,201	¥ 20,871	¥ 24,675